Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO 1[1] ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Summary Compensation Table Total for PEO 2[1] ($)	Compensation Actually paid to PEO 2[1,2,3] ($)	Summary Compensation Table for PEO 3[1] ($)	Compensation Actually Paid to PEO 3[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)
Year
2024	369,231	(4,133,579)	3,902,171	1,704,625	4,816,729	3,646,263	1,909,692	985,959
2023	6,780,126	3,238,710	—	—	—	—	1,532,046	909,952
2022	5,635,061	(1,661,259)	—	—	—	—	1,252,937	327,652
2021	7,239,979	14,304,977	—	—	—	—	1,790,153	2,875,770
2020	6,378,193	9,125,521	—	—	—	—	1,498,433	1,813,687

	Value of Initial Fixed $100 Investment Based On: [4]
Year	TSR ($)	Peer Group TSR ($)	Net Income ($MM)	Adjusted Operating Income[5] ($MM)
2024	67.42	120.60	84.2	148.2
2023	125.66	122.37	82.8	150.2
2022	135.32	117.13	69.3	155.9
2021	210.18	132.05	125.0	176.4
2020	137.38	117.19	60.6	122.8

Company Selected Measure Name	Adjusted operating income and Post MIP-Operating Income are
Named Executive Officers, Footnote
[1]For 2024, our PEOs consisted of Robert M. Lynch (PEO 1), Ravi Thanawala, who served as interim CEO for a portion of the year (PEO 2), and Todd A. Penegor (PEO 3). Robert M. Lynch was our PEO for each earlier year presented. The Non-PEO NEOs for whom the average compensation is presented in this table are: for 2024, Joseph Sieve and Caroline Miller Oyler; for 2023, Ravi Thanawala, Amanda M. Clark, Caroline Miller Oyler, Christopher K. Collins and Ann B. Gugino; for 2022, Ann B. Gugino, C. Max Wetzel, Caroline Miller Oyler, and Amanda M. Clark; for 2021, Ann B. Gugino, C. Max Wetzel, Marvin Boakye, Caroline Miller Oyler, and James A. Norberg; and for 2020, Ann B. Gugino, C. Max Wetzel, Amanda M. Clark, James A. Norberg, Steven R. Coke, and Joseph H. Smith.

Peer Group Issuers, Footnote
[4]The Peer Group TSR set forth in this table utilizes the group of U.S. companies listed on NASDAQ with standard industry classification codes of: Eating and Drinking (SIC 5800-5899) (the “Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 29, 2024. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year, in the Company and the Peer Group TSR, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions for each of the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year row are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	PEO 1: Lynch	PEO 2: Thanawala	PEO 3: Penegor	Non-PEO NEOs*
Prior FYE	12/31/2023	12/31/2023	12/31/2023	12/31/2023
Current FYE	12/29/2024	12/29/2024	12/29/2024	12/29/2024
Fiscal Year	2024	2024	2024	2024
SCT Total	369,231	3,902,171	4,816,729	1,909,692
-Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(2,330,945)	(3,750,034)	(1,133,354)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	1,127,537	2,579,568	544,077
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(739,487)	—	(313,650)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(47,221)	(254,650)	—	(20,807)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	(4,455,589)	—	—	—
Compensation Actually Paid	(4,133,579)	1,704,625	3,646,263	985,959
*Amounts in this column reflect the average values for the non-PEO NEOs.
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,909,692	$ 1,532,046	$ 1,252,937	$ 1,790,153	$ 1,498,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 985,959	909,952	327,652	2,875,770	1,813,687
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions for each of the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year row are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	PEO 1: Lynch	PEO 2: Thanawala	PEO 3: Penegor	Non-PEO NEOs*
Prior FYE	12/31/2023	12/31/2023	12/31/2023	12/31/2023
Current FYE	12/29/2024	12/29/2024	12/29/2024	12/29/2024
Fiscal Year	2024	2024	2024	2024
SCT Total	369,231	3,902,171	4,816,729	1,909,692
-Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(2,330,945)	(3,750,034)	(1,133,354)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	1,127,537	2,579,568	544,077
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(739,487)	—	(313,650)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(47,221)	(254,650)	—	(20,807)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	(4,455,589)	—	—	—
Compensation Actually Paid	(4,133,579)	1,704,625	3,646,263	985,959
*Amounts in this column reflect the average values for the non-PEO NEOs.
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the NASDAQ Stocks – Eating and Drinking Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Operating Income during the five most recently completed fiscal years.
	*For all years other then 2024, the chart shows PZZA Post-MIP Operating Income vs. Compensation Actually Paid
Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the NASDAQ Stocks – Eating and Drinking Index over the same period.

Tabular List, Table

Adjusted Operating Income Net Development (New Store Openings - Store Closings) Comparative Same-Store Sales Growth Relative Total Shareholder Return 2024 Corporate Responsibility Metric

Total Shareholder Return Amount	$ 67.42	125.66	135.32	210.18	137.38
Peer Group Total Shareholder Return Amount	120.60	122.37	117.13	132.05	117.19
Net Income (Loss)	$ 84,200,000	$ 82,800,000	$ 69,300,000	$ 125,000,000.0	$ 60,600,000
Company Selected Measure Amount	148,200,000	150,200,000	155,900,000	176,400,000	122,800,000
PEO Name		Robert M. Lynch	Robert M. Lynch	Robert M. Lynch	Robert M. Lynch
Additional 402(v) Disclosure	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect the Summary Compensation Table total for each year, with certain adjustments as described in Footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	The table reflects Adjusted Operating Income in 2024 and Post-MIP Operating Income for years 2023, 2022, 2021, and 2020 as disclosed in previous proxy statements. Adjusted operating income and Post MIP-Operating Income are non-GAAP financial measures. See Annex A to this Proxy Statement for a reconciliation of 2024 Adjusted Operating Income to our results as reported under GAAP. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Development (New Store Openings - Store Closings)
Measure:: 3
Pay vs Performance Disclosure
Name	Comparative Same-Store Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	2024 Corporate Responsibility Metric
Robert M. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 369,231	$ 6,780,126	$ 5,635,061	$ 7,239,979	$ 6,378,193
PEO Actually Paid Compensation Amount	$ (4,133,579)	$ 3,238,710	$ (1,661,259)	$ 14,304,977	$ 9,125,521
PEO Name	Robert M. Lynch
Ravi Thanawala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,902,171
PEO Actually Paid Compensation Amount	$ 1,704,625
PEO Name	Ravi Thanawala
Todd A. Penegor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,816,729
PEO Actually Paid Compensation Amount	$ 3,646,263
PEO Name	Todd A. Penegor
PEO | Robert M. Lynch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Robert M. Lynch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert M. Lynch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert M. Lynch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert M. Lynch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,221)
PEO | Robert M. Lynch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,455,589)
PEO | Ravi Thanawala [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,330,945)
PEO | Ravi Thanawala [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,127,537
PEO | Ravi Thanawala [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(739,487)
PEO | Ravi Thanawala [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ravi Thanawala [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,650)
PEO | Ravi Thanawala [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd A. Penegor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,750,034)
PEO | Todd A. Penegor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,579,568
PEO | Todd A. Penegor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd A. Penegor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd A. Penegor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd A. Penegor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,354)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,077
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,650)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,807)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0